Note 25- Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions Abstract
Table of Provisions
	December 31, 2018	December 31, 2017	January 1, 2017
Financial guarantees and loan commitments issued	358,329	1,649	1,071
Other provisions	1,349,787	1,318,131	1,581,971
TOTAL	1,708,116	1,319,780	1,583,042

Table of Changes in Provisions
Accounts	Balances as of December 31, 2017	Adoption of IFRS 9 (Note 11)	Increases	Uses	Balances as of December 31, 2018
- Financial guarantees and loan commitments	1,649	617,597	37,274	(298,191)	358,329
- Other provisions	1,318,131	-	621,222	(589,566)	1,349,787
TOTAL PROVISIONS	1,319,780	617,597	658,496	(887,757)	1,708,116

Accounts	Balances as of January 1, 2017	Increases	Reversals	Uses	Balances as of December 31, 2017
- Financial guarantees and loan commitments issued	1,071	791	-	(213)	1,649
- Other provisions	1,581,971	401,954	(195,171)	(470,623)	1,318,131
TOTAL PROVISIONS	1,583,042	402,745	(195,171)	(470,836)	1,319,780

Table of Expected Terms to Settle Obligations
December 31, 2018
Provisions	Within 12 months	After 12 months
For financial guarantees and loan commitments	350,789	7,540
Other	611,997	737,790

December 31, 2017
Provisions	Within 12 months	After 12 months
For financial guarantees and loan commitments	1,649	-
Other	1,016,044	302,087

January 1, 2017
Provisions	Within 12 months	After 12 months
For financial guarantees and loan commitments	1,071	-
Other	1,167,800	414,171